Loans Receivable - Interest Rate Terms (Details) $ in Thousands	Sep. 30, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 7,408,460
Loans at fixed-rate, percent	60.70%
Loans at adjustable-rate	$ 4,792,927
Loans at adjustable-rate, percent	39.30%
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 71,810
Loans at fixed-rate, percent	0.60%
Loans at adjustable-rate	$ 3,157,055
Loans at adjustable-rate, percent	25.90%
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 216,724
Loans at fixed-rate, percent	1.80%
Loans at adjustable-rate	$ 498,844
Loans at adjustable-rate, percent	4.10%
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 308,967
Loans at fixed-rate, percent	2.50%
Loans at adjustable-rate	$ 624,254
Loans at adjustable-rate, percent	5.10%
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 847,518
Loans at fixed-rate, percent	6.90%
Loans at adjustable-rate	$ 512,774
Loans at adjustable-rate, percent	4.20%
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 1,047,541
Loans at fixed-rate, percent	8.60%
Loans at adjustable-rate	$ 0
Loans at adjustable-rate, percent	0.00%
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 4,915,900
Loans at fixed-rate, percent	40.30%
Loans at adjustable-rate	$ 0
Loans at adjustable-rate, percent	0.00%